Unaudited Condensed Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2025	Jun. 30, 2025
Non-current assets
Intangible assets and goodwill	€ 156,172	€ 156,731
Property and equipment	54,331	55,901
Right-of-use assets	169,729	201,131
Deferred tax assets	1,418	1,683
Non-current financial assets	125,000
Other non-current assets	21,261	11,878
Total non-current assets	527,911	427,323
Current assets
Inventories	1,033,134	1,019,539
Trade and other receivables	36,406	96,676
Other assets	164,745	134,766
Cash and cash equivalents	418,601	603,593
Assets classified as held for sale	44,404
Total current assets	1,697,290	1,854,574
Total assets	2,225,201	2,281,897
Shareholders' equity and liabilities
Subscribed capital	2	2
Capital reserve	921,503	912,039
Retained earnings	351,257	457,192
Accumulated other comprehensive income (losses)	(1,725)	(4,469)
Total shareholders' equity	1,271,037	1,364,764
Non-current liabilities
Provisions	5,157	4,484
Lease liabilities	149,321	176,718
Deferred income tax liabilities	385	11
Other non-current liabilities	291	364
Total non-current liabilities	155,155	181,578
Current liabilities
Liabilities to banks	10,000	10,000
Tax liabilities	2,856	2,764
Lease liabilities	30,337	32,085
Contract liabilities	49,166	49,343
Trade and other payables	234,960	285,722
Other current liabilities	447,751	346,835
Current provisions	8,922	8,807
Liabilities associated with assets held for sale	15,019
Total current liabilities	799,009	735,555
Total liabilities	954,164	917,133
Total shareholders' equity and liabilities	€ 2,225,201	€ 2,281,897